PGIM S&P 500 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 109.8%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $104,116)(wb)	104,116	$104,116
Options Purchased*~ 109.1%
(cost $13,909,516)		15,640,813

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.8% (cost $14,013,632)		15,744,929
Options Written*~ (9.8)%
(premiums received $645,598)		(1,399,279)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $13,368,034)		14,345,650
Liabilities in excess of other assets (0.0)%		(5,808)

Net Assets 100.0%		$14,339,842

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59		228		23	$15,608,928
State Street SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39		228		23	31,885
Total Options Purchased (cost $13,909,516)								$15,640,813
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/26	$638.66		228		23	$(1,384,655)
State Street SPDR S&P 500 ETF Trust	Put	03/31/26	$492.26		228		23	(14,624)
Total Options Written (premiums received $645,598)								$(1,399,279)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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